Revenue from Contracts with Customers (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contracts with Customers
Net sales	kr 802,879		kr 874
Total liability for expected returns and rebates	24,294
Expected return of liability for returns and rebates	0
Performance obligation	0
Accrued rebates on sales	15,849
Deferred revenue		kr 3,387
Customer A
Revenue from Contracts with Customers
Net sales	372,247
Customer B
Revenue from Contracts with Customers
Net sales	80,643	27,469	874
Customer C
Revenue from Contracts with Customers
Net sales	143,955	201,879
Customer D
Revenue from Contracts with Customers
Net sales	206,034
USA
Revenue from Contracts with Customers
Net sales	372,247
Europe
Revenue from Contracts with Customers
Net sales	143,955	201,878
Asia
Revenue from Contracts with Customers
Net sales	286,677	27,469	874
Sweden
Revenue from Contracts with Customers
Net sales	0	0	0
Product sales
Revenue from Contracts with Customers
Net sales	375,515
Outlicensing of product
Revenue from Contracts with Customers
Net sales	421,689	225,252
Royalty income
Revenue from Contracts with Customers
Net sales	2,287	0
Performance of certain regulatory services
Revenue from Contracts with Customers
Net sales	kr 3,387	kr 4,095
Provision of drugs
Revenue from Contracts with Customers
Net sales			kr 874